Employee benefit plans - Plans with Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ 153	$ 170
Fair value of plan assets	0	0
Accumulated benefit obligation	153	170
Fair value of plan assets	0	0
Pension Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	100	459
Fair value of plan assets	39	347
Accumulated benefit obligation	82	196
Fair value of plan assets	39	113
Healthcare Benefits | United States
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	87	94
Fair value of plan assets	0	0
Healthcare Benefits | Foreign
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	3	4
Fair value of plan assets	$ 0	$ 0